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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05991

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

    /s/ Margaret St. Clair         Wellesley, Massachusetts   May 11, 2005
 ------------------------------    ------------------------   ------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 23
                                        --------------------

Form 13F Information Table Value Total: $1,186
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring

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                      FORM 13F INFORMATION TABLE
          MARGARET ST. CLAIR FOR QUARTER ENDED March 31, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Ishares Inc MSCI
  Pacific Ex Japan
  Index Fd                Exchange
                          Traded Fund      464286665   $   54     600      SH         Shared-Other       1      600
Ishares Tr Dow Jones
  Select Divid Index FD   Exchange
                          Traded Fund      464287168   $  120    2000      SH         Shared-Other       1     2000
Ishares TR Dow Jones
  US Basic Materials      Exchange
                          Traded Fund      464287838   $   26     500      SH         Shared-Other       1      500
Ishares TR Dow Jones
  US Energy Sector
  Index Fd                Exchange
                          Traded Fund      464287796   $   75   1,000      SH         Shared-Other       1    1,000
Ishares Tr Dow Jones
  US Healthcare           Exchange
                          Traded Fund      464287762   $   53     900      SH         Shared-Other       1      900
Ishares TR Dow Jones
  US Indl Sector Index    Exchange
                          Traded Fund      464287754   $   39     700      SH         Shared-Other       1      700
Ishares Tr Goldman Sachs
  Nat Res Index           Exchange
                          Traded Fund      464287374   $   66     450      SH         Shared-Other       1      450
Ishares Tr MSCI
  Emerging Markets        Exchange
                          Traded Fund      464287234   $   13      65      SH         Shared-Other       1       65
Ishares Tr Russell 1000
  Growth Index Fund       Exchange
                          Traded Fund      464287614   $   66   1,400      SH         Shared-Other       1    1,400
Ishares Tr Russell 1000
  Value Index Fund        Exchange
                          Traded Fund      464287598   $   79   1,200      SH         Shared-Other       1    1,200

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
Ishares Tr Russell 2000
  Value Index Fund        Exchange
                          Traded Fund      464287630   $   64     350      SH         Shared-Other       1      350
Ishares Tr S&P 500/BARRA
  Value                   Exchange
                          Traded Fund      464287408   $   43     700      SH         Shared-Other       1      700
Ishares Tr S&P Global
  Energy Sector Index Fd  Common Stock     464287341   $   58     700      SH         Shared-Other       1      700
Ishares Tr S&P Global
  Financial Sector        Exchange
                          Traded Fund      464287333   $   51     800      SH         Shared-Other       1      800
Ishares Tr S&P Global
  Telecommunications
  Sector                  Exchange
                          Traded Fund      464287275   $   40     800      SH         Shared-Other       1      800
Ishares TR S&P Small Cap
  600/Barra Growth Index  Exchange
                          Traded Fund      464287887   $   53     500      SH         Shared-Other       1      500
Ishares Tr S&P Small Cap
  600/Barra Value Index   Exchange
                          Traded Fund      464287879   $   83     700      SH         Shared-Other       1      700
Ishares Trust Goldman
  Sachs Tech Index        Common Stock     464287549   $   42    1000      SH         Shared-Other       1     1000
Morgan Stanley Asia
  Pacific Fund            Exchange
                          Traded Fund      61744U106   $   32   2,500      SH         Shared-Other       1    2,500
Nasdaq 100 Tr Unit        Exchange
                          Traded Fund      631100104   $   55   1,500      SH         Shared-Other       1    1,500
Oil Service Holders Tr
  Oil Service Hldg Co
  Dep Rcpts               Exchange
                          Traded Fund      678002106   $   58     600      SH         Shared-Other       1      600
Templeton Dragon Fund     Exchange
                          Traded Fund      88018T101   $   10     600      SH         Shared-Other       1      600
Templeton Russia Fund     Exchange
                          Traded Fund      88022F105   $    6     160      SH         Shared-Other       1      160
Total                                                  $1,186